Research and Development Collaboration and License Agreements (Tables)	9 Months Ended
Sep. 30, 2012
Revenue From Significant Collaboration Partners As Percentage of Contract Revenue

The following table presents a summary of revenue from significant collaboration partners as a percentage of the Company’s contract revenue:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Sanofi	—%	100%	100%	100%	100%
Novartis	49%	—%	—%	—%	—%
Other	51%	—%	—%	—%	—%

Revenue Recognized Under Sanofi Agreement

Revenue recognized under the Sanofi agreement was as follows:

	Years Ended December 31,		Nine Months Ended September 30,
(in thousands)	2010	2011	2011	2012
			(unaudited)
Contract revenue:
Amortization of upfront fees	$15,393	$18,977	$13,285	$5,630
Reimbursement for development-related activities	2,319	1,278	1,101	450

Total contract revenue	$17,712	$20,255	$14,386	$6,080